PARENT COMPANY - Statement of Financial Position of Constellium SE (parent company only) (Details) - EUR (€)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	€ 184,000,000		€ 164,000,000	€ 269,000,000	€ 347,000,000
Trade receivables and other	474,000,000		587,000,000
Other financial assets	22,000,000		30,000,000
Total current assets	1,350,000,000		1,441,000,000
Non-current assets
Property, plant and equipment	2,056,000,000	€ 1,768,000,000	1,666,000,000	1,517,000,000
Trade receivables and other	60,000,000		64,000,000
Deferred income tax assets	185,000,000		163,000,000
Total non-current assets	2,834,000,000		2,460,000,000
Total Assets	4,184,000,000		3,901,000,000
Current liabilities
Trade payables and other	999,000,000		968,000,000
Income tax payable	14,000,000		8,000,000
Other financial liabilities	35,000,000		60,000,000
Total current liabilities	1,272,000,000		1,139,000,000
Non-current liabilities
Borrowings	2,160,000,000		2,094,000,000
Income tax payable	24,000,000		22,000,000
Total non-current liabilities	2,997,000,000		2,876,000,000
Total Liabilities	4,269,000,000		4,015,000,000
Equity
Share capital	2,757,348.36		3,000,000
Share premium	420,000,000		420,000,000
Total Equity	(85,000,000)		(114,000,000)	(319,000,000)	(570,000,000)
Total Equity and Liabilities	4,184,000,000		3,901,000,000
Parent
Current assets
Cash and cash equivalents	0		0	€ 0	€ 0
Trade receivables and other	200,000,000		109,000,000
Other financial assets	37,000,000		38,000,000
Total current assets	237,000,000		147,000,000
Non-current assets
Property, plant and equipment	0		0
Financial assets	2,002,000,000		2,106,000,000
Investments in subsidiaries	159,000,000		144,000,000
Trade receivables and other	27,000,000		0
Deferred income tax assets	1,000,000		2,000,000
Total non-current assets	2,189,000,000		2,252,000,000
Total Assets	2,426,000,000		2,399,000,000
Current liabilities
Trade payables and other	6,000,000		5,000,000
Income tax payable	45,000,000		21,000,000
Other financial liabilities	33,000,000		33,000,000
Total current liabilities	84,000,000		59,000,000
Non-current liabilities
Borrowings	1,954,000,000		2,022,000,000
Income tax payable	19,000,000		0
Total non-current liabilities	1,973,000,000		2,022,000,000
Total Liabilities	2,057,000,000		2,081,000,000
Equity
Share capital	3,000,000		3,000,000
Share premium	429,000,000		429,000,000
Accumulated retained earnings	(153,000,000)		(239,000,000)
Other reserves	53,000,000		38,000,000
Net income	37,000,000		87,000,000
Total Equity	369,000,000		318,000,000
Total Equity and Liabilities	€ 2,426,000,000		€ 2,399,000,000